UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors, LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                  05/10/2012
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-_________               SteelPath Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             ----------

Form 13F Information Table Entry Total:      46
                                             ----------

Form 13F Information Table Value Total:      $2,560,540
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management, LLC

[Repeat as necessary.]

SteelPath Advisors
FORM 13F
31-Mar-12


                                                                                                                   Voting Authority
                                                                                                                   ----------------
                                                                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class     CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared None
------------------------------     --------------   ---------     --------  -------  ---  ----  -------  --------  ----  ------ ----
Alliance Holdings GP LP             COM             01861G100       11897    273170  SH         Sole        1       273170
Alliance Resource Partners LP       COM             01877R108       16036    266825  SH         Sole        1       266825
American Midstream Partners LP      COM             02752P100        7720    352513  SH         Sole        1       352513
Boardwalk Pipeline Partners LP      COM             096627104       36630   1384351  SH         Sole        1      1384351
Buckeye Partners LP                 COM             118230101      171335   2800500  SH         Sole        1      2800500
Chesapeake Midstream Partners       COM             16524K108       21865    735698  SH         Sole        1       735698
Compressco Partners LP              COM             20467A101       12988    747358  SH         Sole        1       747358
Copano Energy LLC                   COM             217202100       49088   1375004  SH         Sole        1      1375004
DCP Midstream Partners LP           COM             23311P100       36371    793431  SH         Sole        1       793431
El Paso Pipeline Partners LP        COM             283702108      103588   2968983  SH         Sole        1      2968983
Enbridge Energy Partners LP         COM             29250R106      133722   4317788  SH         Sole        1      4317788
Energy Transfer Equity LP           COM             29273V100       97673   2423640  SH         Sole        1      2423640
Energy Transfer Partners LP         COM             29273R109       47171   1005558  SH         Sole        1      1005558
Enterprise Products Partners L      COM             293792107      148944   2951142  SH         Sole        1      2951142
EV Energy Partners LP               COM             26926V107       10059    144553  SH         Sole        1       144553
Exterran Partners LP                COM             30225N105       43916   2035034  SH         Sole        1      2035034
Genesis Energy LP                   COM             371927104       82771   2692623  SH         Sole        1      2692623
Global Partners LP                  COM             37946R109       53917   2321015  SH         Sole        1      2321015
Holly Energy Partners LP            COM             435763107      138858   2274862  SH         Sole        1      2274862
Inergy LP                           COM             456615103         238     14536  SH         Sole        1        14536
Inergy Midstream LP                 COM             45671U106       28288   1352843  SH         Sole        1      1352843
Kinder Morgan Energy Partners       COM             494550106        8641    104420  SH         Sole        1       104420
Linn Energy LLC                     COM             536020100        5217    136737  SH         Sole        1       136737
Magellan Midstream Partners LP      COM             559080106       98065   1355617  SH         Sole        1      1355617
Markwest Energy Partners LP         COM             570759100       92214   1577663  SH         Sole        1      1577663
Martin Midstream Partners LP        COM             573331105       29762    881042  SH         Sole        1       881042
Natural Resource Partners LP        COM             63900P103        9374    390755  SH         Sole        1       390755
Nustar Energy LP                    COM             67058H102      133622   2261705  SH         Sole        1      2261705
Nustar GP Holdings LLC              COM             67059L102       24700    713467  SH         Sole        1       713467
Oiltanking Partners LP              COM             678049107       21946    714627  SH         Sole        1       714627
ONEOK Inc                           COM             682680103         220      2700  SH         Sole        1         2700
ONEOK Partners LP                   COM             68268N103       94524   1728998  SH         Sole        1      1728998
Oxford Resource Partners LP         COM             691807101         123     14478  SH         Sole        1        14478
Plains All American Pipeline L      COM             726503105      152183   1939878  SH         Sole        1      1939878
Regency Energy Partners LP          COM             75885Y107      118961   4837795  SH         Sole        1      4837795
Rhino Resource Partners LP          COM             76218Y103        2613    141496  SH         Sole        1       141496
Spectra Energy Partners LP          COM             84756N109       71478   2237190  SH         Sole        1      2237190
Sunoco Logistics Partners LP        COM             86764L108       78746   2082683  SH         Sole        1      2082683
Targa Resources Partners LP         COM             87611X105       51635   1245127  SH         Sole        1      1245127
TC Pipelines LP                     COM             87233Q108       93787   2086014  SH         Sole        1      2086014
Teekay LNG Partners LP              COM             Y8564M105       62896   1606123  SH         Sole        1      1606123
Tesoro Logisitics LP                COM             88160T107       14859    424905  SH         Sole        1       424905
Transmontaigne Partners LP          COM             89376V100       42284   1216469  SH         Sole        1      1216469
Western Gas Partners LP             COM             958254104       53746   1164597  SH         Sole        1      1164597
Williams Cos Inc                    COM             969457100        5941    192821  SH         Sole        1       192821
Williams Partners LP                COM             96950F104       39926    705536  SH         Sole        1       705536
REPORT SUMMARY                                46 DATA RECORDS     2560540             0